BORROWINGS (Details) - USD ($) $ in Millions	May 26, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Current non-recourse borrowings in subsidiaries of the company		$ 114	$ 111
Non-current non-recourse borrowings in subsidiaries of the company		7,826	8,379
Gain (Loss) On Disposal Of Subsidiaries	$ 236
Property, plant and equipment	2,361	$ 181	$ 2,480
Accounts Payable And Other Liabilities	2,008
Borrowings	950
Current trade receivables	171
Other net assets	$ 237